Revenue (Tables)	3 Months Ended
Mar. 31, 2022
Text block [abstract]
Schedule of Revenue Recognized in Consolidated Statement of Profit or Loss

	Three Months ended March 31,
	2022	2021

	(EUR’000)
Revenue from external customers
Commercial sale of products	1,888	—
Rendering of services	372	169
Sale of clinical supply	3,936	—
Licenses	632	577

Total revenue	6,828	746

Attributable to
Commercial customers	1,888	—
Collaboration partners and license agreements (1)	4,940	746

Total revenue	6,828	746

Specified by timing of recognition
Recognized over time	372	169
Recognized at a point in time	6,456	577

Total revenue	6,828	746

Specified by geographical location
Europe	135	—
North America	6,456	686
China	237	60

Total revenue	6,828	746

(1)	For the three months ended March 31, 2022 and 2021, “Total revenue” includes recognition of previously deferred revenue/internal profit from associate of €0.6 million and €0.6 million, respectively.